Note 6 - Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30 , 20 17	December 31, 2016
Accrued compensation and related expenses	$1,094	$637
Clinical trial related expense	65	97
Professional services	55	70
Product and process development expenses	—	29
Other	4	9
Total a ccrued liabilities	$1,218	$842

	December 31, 2016	December 31, 2015
Deferred payroll and related expenses	$637	$169
Clinical trial related expense	97	—
Professional services	70	75
Product and process development expenses	29	259
Other	9	2
Total accrued liabilities	$842	$505